Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents and Short Term Bank Deposits

	$ million
	Dec 31, 2019	Dec 31, 2018
Cash	4,168	4,034
Short-term bank deposits	2,665	3,655
Money market funds, reverse repos and other cash equivalents	11,222	19,052
Total	18,055	26,741